Document and Entity Information	Nov. 04, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	Howmet Aerospace Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3610
Entity Tax Identification Number	25-0317820
Entity Address, Address Line One	201 Isabella Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5872
City Area Code	412
Local Phone Number	553-1940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000004281
NYSE American LLC [Member] | Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	$3.75 Cumulative Preferred Stock, par value $100 per share
Trading Symbol	HWM PR
Security Exchange Name	NYSEAMER
New York Stock Exchange [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HWM
Security Exchange Name	NYSE